Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Financial income and expenses
Schedule of financial income and expenses

	As of December 31,
(in thousands of euros)	2021	2022	2023
Income from cash equivalents	57	390	991
Foreign exchange gains	5,421	4,532	797
Total financial income	5,478	4,923	1,788
Interest cost	(138)	(584)	(5,178)
Foreign exchange losses	(1,842)	(1,068)	(1,269)
Losses on fair value variation	(651)	(407)	(389)
Other financial expenses	(5)	(47)	(46)
Total financial expenses	(2,635)	(2,107)	(6,882)
Net financial income	2,842	2,816	(5,095)